ProShares S and P Technology Dividend Aristocrats ETF Annual Fund Operating Expenses - ProShares S and P Technology Dividend Aristocrats ETF - None	May 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%